CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Series B Convertible, Redeemable Preferred USD ($)	Series C Convertible, Preferred	Series D Convertible, Preferred	Common Stock USD ($)	Treasury Stock USD ($)	Additional Paid-In Capital USD ($)	Accum- ulated Other Compre- hensive Loss USD ($)	Accum-ulated Deficit USD ($)	Total USD ($)
Begining Balance, Amount at Dec. 31, 2010	$ 2			$ 237	$ (64)	$ 85,186	$ (62)	$ (103,205)	$ (17,906)
Begining Balance, Shares at Dec. 31, 2010	239,400	2,200	2,085	23,845,481	(6,704)
Issuance of common stock for cash, net of derivative liabilities and transaction costs of $706, Shares				18,500,000
Issuance of common stock for cash, net of derivative liabilities and transaction costs of $706, Amount				185		2,734			2,919
Conversion of preferred stock into common, Shares		(2,200)	(2,085)	11,768,525
Conversion of preferred stock into common, Amount				118		1,481		(1,599)
Issuance of common stock pursuant to warrant exercises, Shares				1,310,000
Issuance of common stock pursuant to warrant exercises, Amount				13		642			655
Issuance of common stock pursuant to cashless warrant exercises, Shares				1,194,547
Issuance of common stock pursuant to cashless warrant exercises, Amount				12		(12)
Beneficial conversion feature of convertible debt						188			188
Issuance of common stock pursuant to repayment of debt, Shares				1,500,000
Issuance of common stock pursuant to repayment of debt, Amount				15		735			750
Issuance of common stock pursuant to conversion of accrued interest, Shares				774,559
Issuance of common stock pursuant to conversion of accrued interest, Amount				8		379			387
Issuance of common stock pursuant to conversion of debt, Shares				9,000,000
Issuance of common stock pursuant to conversion of debt, Amount				90		4,410			4,500
Issuance of common stock in lieu of cash for financing transaction costs, Shares				90,000
Issuance of common stock in lieu of cash for financing transaction costs, Amount				1		(1)
Recission of previously issued restricted stock grants, Shares				(12,079)
Reclassi-fication of previously bifurcated conversion option of preferred stocks and warrants						5,672			5,672
Issuance of common stock pursuant to option exercises, Shares				14,587
Issuance of common stock pursuant to option exercises, Amount						4			4
Issuance of common stock as compensation in lieu of cash, Shares				10,000
Issuance of common stock as compensation in lieu of cash, Amount						13			13
Stock-based expense						289			289
Additional minimum pension liability							(28)		(28)
Foreign currency translation adjustment							25		25
Net loss								(3,180)	(3,180)
Ending Balance, Amount at Dec. 31, 2011	2			679	(64)	101,720	(65)	(107,984)	(5,712)
Ending Balance, Shares at Dec. 31, 2011	239,400			67,995,620	(6,704)
Issuance of common stock pursuant to warrant exercises, Shares	239,400			67,995,620	(6,704)
Issuance of common stock pursuant to warrant exercises, Amount	2			679	(64)	101,720	(65)	(107,984)	(5,712)
Issuance of common stock pursuant to cashless warrant exercises, Shares				1,573,362
Issuance of common stock pursuant to cashless warrant exercises, Amount				16		688			704
Issuance of common stock pursuant to option exercises, Shares				24,924
Issuance of common stock pursuant to option exercises, Amount						7			7
Stock-based expense						608			608
Warrants issued to consultants as compensation						27			27
Warrants issued as consideration for asset purchase						87			87
Reclassi-fication of warrants previously classified as derivative liabilities						13,588			13,588
Additional minimum pension liability							1		1
Foreign currency translation adjustment							(75)		(75)
Dividends on preferred stock								(229)	(229)
Net loss								(10,190)	(10,190)
Ending Balance, Amount at Dec. 31, 2012	$ 2			$ 765	$ (64)	$ 120,182	$ (139)	$ (118,403)	$ 2,343
Ending Balance, Shares at Dec. 31, 2012	239,400			76,646,553	(6,704)